Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Basis of presentation and consolidation
Basis of presentation and consolidation:
These consolidated financial statements include the accounts of the Company, its wholly-owned subsidiaries, less than wholly-owned entities for which it has a controlling interest and its equity-accounted joint venture. Wholly-owned subsidiaries are entities controlled by the Company. The Company controls an entity when it is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. For less than wholly-owned entities for which the Company has a controlling interest, a non-controlling interest is included in the Company’s consolidated financial statements and represents the non-controlling shareholders’ interest in the net assets of the entity. All significant intercompany transactions and balances have been eliminated.

Use of estimates
Preparation of these consolidated financial statements requires estimates, judgments and assumptions that affect the amounts reported and disclosed in the financial statements and related notes. The areas of estimation and judgment that management considers most significant are property, plant and equipment (note 2(g)), financial instruments (note 2(o)), fair value measurements (note 2(p)), leases (note 2(i)), and income taxes (note 2(q)). Actual results could differ from those estimates.

Reporting currency
Reporting currency and foreign currency translation:
Functional currency is the currency of the primary economic environment in which an entity operates. The majority of the Company’s business in all jurisdictions is transacted in United States dollars and, accordingly, these consolidated financial statements have been measured and expressed in that currency. The Company translates foreign currency denominated monetary items at the period-end exchange rates, foreign currency denominated non-monetary items at historic rates and revenues and expenditures at the exchange rates at the dates of the transactions. Foreign exchange gains and losses are included in earnings.

Foreign currency translation
Reporting currency and foreign currency translation:
Functional currency is the currency of the primary economic environment in which an entity operates. The majority of the Company’s business in all jurisdictions is transacted in United States dollars and, accordingly, these consolidated financial statements have been measured and expressed in that currency. The Company translates foreign currency denominated monetary items at the period-end exchange rates, foreign currency denominated non-monetary items at historic rates and revenues and expenditures at the exchange rates at the dates of the transactions. Foreign exchange gains and losses are included in earnings.

Cash and cash equivalents	Cash and cash equivalents: Cash and cash equivalents include securities with maturities of three months or less when purchased.
Receivables
Receivables:
The Company provides credit to its customers in the normal course of business. The Company performs ongoing credit evaluations of its customers and records provisions for expected credit losses for receivables measured at amortized cost. The Company records an allowance for doubtful accounts or writes down the receivable to estimated net realizable value, if not collectible in full, based on expected credit losses. Expected credit losses are based on historic and forward looking customer specific factors including historic credit losses incurred.

Inventories
Inventories:
Inventories are valued at the lower of cost and estimated net realizable value. Cost is determined on a first-in, first-out basis and includes direct purchase costs, cost of production, allocation of production overhead and depreciation based on normal operating capacity and transportation.

Property, plant and equipment
Property, plant and equipment:
Initial recognition
Property, plant and equipment are initially recorded at cost. The cost of purchased equipment includes expenditures that are directly attributable to the purchase price, delivery and installation. The cost of self-constructed assets includes the cost of materials and direct labour, any other costs directly attributable to bringing the assets to the location and condition for their intended use, the costs of dismantling and removing the items and restoring the site on which they are located, and borrowing costs on self-constructed assets that meet certain criteria. Borrowing costs incurred during construction and commissioning are capitalized until the plant is operating in the manner intended by management.
Subsequent costs
Routine repairs and maintenance costs are expensed as incurred. At regular intervals, the Company conducts a planned shutdown and inspection (turnaround) at its plants to perform major maintenance and replacement of catalysts. Costs associated with these shutdowns are capitalized and amortized over the period until the next planned turnaround and the carrying amounts of replaced components are derecognized and included in earnings.
Depreciation
Depreciation and amortization is generally provided on a straight-line basis at rates calculated to amortize the cost of property, plant and equipment from the commencement of commercial operations over their estimated useful lives to estimated residual value.
The estimated useful lives of the Company’s buildings, plant installations and machinery at installation, excluding costs related to turnarounds, initially ranges from 10 to 25 years depending on the specific asset component and the production facility to which it is related. The Company determines the estimated useful lives of individual asset components based on the shorter of its physical life or economic life. The physical life of these assets is generally longer than the economic life. The economic life is primarily determined by the nature of the natural gas feedstock available to the various production facilities. The estimated useful life of production facilities may be adjusted from time-to-time based on turnarounds, plant refurbishments and gas availability. Factors that influence the nature of natural gas feedstock availability include the terms of individual natural gas supply contracts, access to natural gas supply through open markets, regional factors influencing the exploration and development of natural gas and the expected price of securing natural gas supply. The Company reviews the factors related to each production facility on an annual basis to determine if changes are required to the estimated useful lives.
Impairment
The Company reviews the carrying value of long-lived assets for impairment whenever events or changes in circumstances indicate an asset’s carrying value may not be recoverable. Examples of such events or changes in circumstances include, but are not restricted to: a significant adverse change in the extent or manner in which the asset is being used or in its physical condition; a significant change in the long-term methanol price or in the price or availability of natural gas feedstock required to manufacture methanol; a significant adverse change in legal factors or in the business climate that could affect the asset’s value, including an adverse action or assessment by a foreign government that impacts the use of the asset; or a current-period operating or cash flow loss combined with a history of operating or cash flow losses, or a projection or forecast that demonstrates continuing losses associated with the asset’s use.
Recoverability of long-lived assets is measured by comparing the carrying value of an asset or cash-generating unit to the estimated recoverable amount, which is the higher of its estimated fair value less cost to sell or its value in use. Value in use is determined by estimating the pre-tax cash flows expected to be generated from the asset or cash-generating unit over its estimated useful life discounted by a pre-tax discount rate. An impairment writedown is recorded for the difference that the carrying value exceeds the estimated recoverable amount. An impairment writedown recognized in prior periods for an asset or cash-generating unit is reversed if there has been a subsequent recovery in the value of the asset or cash-generating unit due to changes in events and circumstances. For purposes of recognition and measurement of an impairment writedown, the Company groups long-lived assets with other assets and liabilities to form a "cash-generating unit" at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities. To the extent that methanol facilities in a particular location are interdependent as a result of common infrastructure and/or feedstock from sources that can be shared within a facility location, the Company groups assets based on site locations for the purpose of determining impairment.

Other assets	Other assets: Intangible assets are capitalized to other assets and amortized to depreciation and amortization expense on an appropriate basis to charge the cost of the assets against earnings.
Finance costs	Financing fees related to undrawn credit facilities are capitalized to other assets and amortized to finance costs over the term of the credit facility.
Leases
Leases:
The Company transitioned to IFRS 16 in accordance with the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019. The modified retrospective approach does not require restatement of comparative periods and therefore continues to be reported under IAS 17 and IFRIC 4. The details of accounting policies under IAS 17 and IFRIC 4 are disclosed separately if they are different from those under IFRS 16 and the impact of changes is disclosed in Note 9.
Policy applicable from January 1, 2019
At inception of a contract, the Company assesses whether a contract is, or contains, a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, the Company assesses whether:

•
the contract involves the use of an identified asset - this may be specified explicitly or implicitly and should be physically distinct or represent substantially all of the capacity of a physically distinct asset. If the supplier has a substantive substitution right, then the asset is not identified;

•	the Company has the right to obtain substantially all of the economic benefits from use of the asset throughout the period of use; and

•
the Company has the right to direct the use of the asset. The Company has the right when it has the decision-making rights that are most relevant to changing how and for what purpose the asset is used.

For contracts that contain a lease, the Company recognizes a right-of-use asset and a lease liability at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received.
The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. The estimated useful lives of right-of-use assets are determined on the same basis as those of property, plant and equipment. In addition, the right-of-use asset is assessed for impairment losses, should a trigger be identified and adjusted for impairment if required. Lease terms range up to 19 years for vessels, terminals, equipment, and other items.
The lease liability is measured at amortized cost using the effective interest method. It is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in the Company’s estimate of the amount expected to be payable under a residual value guarantee or if the Company changes its assessment of whether it will exercise a purchase, extension or termination option. When the lease liability is remeasured in this way, a corresponding adjustment is made to the carrying amount of the right-of-use asset, or is recorded in profit or loss if the carrying amount of the right-of-use asset has been reduced to zero.
In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. The assessment is reviewed upon a trigger by an event or a significant change in circumstances.
Certain leases contain non-lease components, excluded from the right-of-use asset and lease liability, related to operating charges for ocean vessels and terminal facilities. Judgment is applied in the determination of the stand-alone price of the lease and non-lease components.
The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a lease term of 12 months or less and leases of low-value assets, except for terminal and vessel leases. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.
Policy applicable before January 1, 2019
Leasing contracts are classified as either finance or operating leases based on the substance of the contractual arrangement at inception date. A lease is classified as a finance lease if it transfers substantially all of the risks and rewards of ownership of the leased asset. Where the contracts are classified as finance leases, upon initial recognition, the asset and liability are recorded at the lower of fair value and the present value of the minimum lease payments, net of executory costs. Finance lease payments are apportioned between interest expense and repayments of the liability. Where the contracts are classified as operating leases, they are not recognized in the Company's consolidated statements of financial position and lease payments are charged to income as they are incurred on a straight line basis over the lease term.
Assets under finance lease are depreciated to their estimated residual value based on the shorter of their useful lives and the lease term.

Site restoration costs
Site restoration costs:
The Company recognizes a liability to dismantle and remove assets or to restore a site upon which the assets are located. The Company estimates the present value of the expenditures required to settle the liability by determining the current market cost required to settle the site restoration costs, adjusts for inflation through to the expected date of the expenditures and then discounts this amount back to the date when the obligation was originally incurred. As the liability is initially recorded on a discounted basis, it is increased each period until the estimated date of settlement. The resulting expense is referred to as accretion expense and is included in finance costs. The Company reviews asset retirement obligations and adjusts the liability and corresponding asset as necessary to reflect changes in the estimated future cash flows, timing, inflation and discount rates underlying the measurement of the obligation.

Employee future benefits
Employee future benefits:
The Company has non-contributory defined benefit pension plans covering certain employees and defined contribution pension plans. The Company does not provide any significant post-retirement benefits other than pension plan benefits. For defined benefit pension plans, the net of the present value of the defined benefit obligation and the fair value of plan assets is recorded to the consolidated statements of financial position. The determination of the defined benefit obligation and associated pension cost is based on certain actuarial assumptions including inflation rates, mortality, plan expenses, salary growth and discount rates. The present value of the net defined benefit obligation (asset) is determined by discounting the net estimated future cash flows using current market bond yields that have terms to maturity approximating the terms of the net obligation. Actuarial gains and losses arising from differences between these assumptions and actual results are recognized in other comprehensive income and recorded in retained earnings. The Company recognizes gains and losses on the settlement of a defined benefit plan in income when the settlement occurs. The cost for defined contribution benefit plans is recognized in net income as earned by the employees.

Share-based compensation
Share-based compensation:
The Company grants share-based awards as an element of compensation. Share-based awards granted by the Company can include stock options, tandem share appreciation rights, share appreciation rights, deferred share units, restricted share units or performance share units.
For stock options granted by the Company, the cost of the service received is measured based on an estimate of the fair value at the date of grant. The grant-date fair value is recognized as compensation expense over the vesting period with a corresponding increase in contributed surplus. On the exercise of stock options, consideration received, together with the compensation expense previously recorded to contributed surplus, is credited to share capital. The Company uses the Black-Scholes option pricing model to estimate the fair value of each stock option tranche at the date of grant.
Share appreciation rights ("SARs") are units that grant the holder the right to receive a cash payment upon exercise for the difference between the market price of the Company’s common shares and the exercise price that is determined at the date of grant. Tandem share appreciation rights ("TSARs") give the holder the choice between exercising a regular stock option or a SAR. For SARs and TSARs, the cost of the service received is initially measured based on an estimate of the fair value at the date of grant. The grant-date fair value is recognized as compensation expense over the vesting period with a corresponding increase in liabilities. For SARs and TSARs, the liability is re-measured at each reporting date based on an estimate of the fair value with changes in fair value recognized as compensation expense for the proportion of the service that has been rendered at that date. The Company uses the Black-Scholes option pricing model to estimate the fair value for SARs and TSARs.
Deferred, restricted and performance share units are grants of notional common shares that are redeemable for cash based on the market value of the Company’s common shares and are non-dilutive to shareholders.
Performance share units granted prior to 2019 have an additional feature where the ultimate number of units that vest will be determined by the Company’s total shareholder return in relation to a predetermined target over the period to vesting. The number of units that will ultimately vest will be in the range 25% to 150% based on the weighted-average closing share price for the 90 calendar days on the NASDAQ Global Select Market immediately preceding the year end date that the performance share units vest.
Performance share units granted in 2019 reflect a new long-term incentive plan. The performance share units granted under the new plan are redeemable for cash based on the market value of the Company's common shares and are non-dilutive to shareholders. They vest over three years and include two performance factors: (i) relative total shareholder return of Methanex shares versus a specific market index (the market performance factor) and (ii) three year average Return on Capital Employed ("ROCE") (the non-market performance factor). The market performance factor is measured by the Company at the grant date and reporting date using a Monte-Carlo simulation model to determine fair value. The non-market performance factor reflects management's best estimate of ROCE over the performance period (using actual ROCE as applicable) to determine the expected number of units to vest. Based on these performance factors the performance share unit payout will range between 0% to 200%.
For deferred, restricted and performance share units, the cost of the service received as consideration is initially measured based on the market value of the Company’s common shares at the date of grant. The grant-date fair value is recognized as compensation expense over the vesting period with a corresponding increase in liabilities. Deferred, restricted and performance share units are re-measured at each reporting date based on the market value of the Company’s common shares with changes in fair value recognized as compensation expense for the proportion of the service that has been rendered at that date.
Additional information related to the stock option plan, TSARs, SARs and the deferred, restricted and performance share units is described in note 14.

Net income per common per share
Net income per common share:
The Company calculates basic net income per common share by dividing net income attributable to Methanex shareholders by the weighted average number of common shares outstanding and calculates diluted net income per common share under the treasury stock method. Under the treasury stock method, diluted net income per common share is calculated by considering the potential dilution that would occur if outstanding stock options and, under certain circumstances, TSARs were exercised or converted to common shares. Stock options and TSARs are considered dilutive when the average market price of the Company’s common shares during the period disclosed exceeds the exercise price of the stock option or TSAR.
Outstanding TSARs may be settled in cash or common shares at the holder’s option. For the purposes of calculating diluted net income per common share, the more dilutive of the cash-settled or equity-settled method is used, regardless of how the plan is accounted for. Accordingly, TSARs that are accounted for using the cash-settled method will require adjustments to the numerator and denominator if the equity-settled method is determined to have a dilutive effect on diluted net income per common share.
The calculation of basic net income per common share and a reconciliation to diluted net income per common share is presented in note 13.

Revenue recognition
Revenue recognition:
Revenue is recognized based on individual contract terms at the point in time when control of the product transfers to the customer, which usually occurs at the time shipment is made. Revenue is recognized at the time of delivery to the customer’s location if the contractual performance obligation has not been met during shipment. For methanol sold on a consignment basis, revenue is recognized at the point in time the customer draws down the consigned methanol. Revenue is measured and recorded at the most likely amount of consideration the Company expects to receive.
By contract, the Company sells all the methanol produced by the Atlas Joint Venture and earns a commission on the sale of the methanol. As the Company obtains title and control of the methanol from the Atlas facility and directs the sale of the methanol to the Company's customers, the Company recognizes the revenue on these sales to customers at the gross amount receivable from the customers based on the Company's revenue recognition policy noted above. Cost of sales is recognized for these sales as the amount due to the Atlas Joint Venture which is the gross amount receivable less the commission earned by the Company (see note 25).

Financial instruments
Financial instruments:
All financial instruments are measured at fair value on initial recognition. Measurement in subsequent periods is dependent on the classification of the respective financial instrument. Financial instruments are classified into one of three categories and, depending on the category, will either be measured at amortized cost or fair value with fair value changes either recorded through profit or loss or other comprehensive income. All non-derivative financial instruments held by the Company are classified and measured at amortized cost.
The Company enters into derivative financial instruments to manage certain exposures to commodity price and foreign exchange volatility. Under these standards, derivative financial instruments, including embedded derivatives, are classified as fair value through profit or loss and are recorded in the consolidated statements of financial position at fair value unless they are in accordance with the Company’s normal purchase, sale or usage requirements. The valuation of derivative financial instruments is a critical accounting estimate due to the complex nature of these instruments, the degree of judgment required to appropriately value these instruments and the potential impact of such valuation on the Company’s financial statements. The Company records all changes in fair value of derivative financial instruments in profit or loss unless the instruments are designated as cash flow hedges. The Company enters into and designates as cash flow hedges certain forward contracts to hedge its highly probable forecast natural gas purchases and certain forward exchange purchase and sales contracts to hedge foreign exchange exposure on anticipated purchases or sales. The Company assesses at inception and on an ongoing basis whether the hedges are and continue to be effective in offsetting changes in the cash flows of the hedged transactions. The effective portion of changes in the fair value of these hedging instruments is recognized in other comprehensive income. Any gain or loss in fair value relating to the ineffective portion is recognized immediately in profit or loss. Until settled, the fair value of the derivative financial instruments will fluctuate based on changes in commodity prices, foreign currency exchange rates or variable interest rates.
Assessment of contracts as derivative instruments, applicability of the own use exemption, determination of whether hybrid instruments contain embedded derivatives to be separated, the valuation of financial instruments and derivatives and hedge effectiveness assessments require a high degree of judgment and are considered critical accounting estimates due to the complex nature of these products and the potential impact on our financial statements.

Fair value measurements
Fair value measurements:
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements within the scope of IFRS 13 are categorized into Level 1, 2 or 3 based on the degree to which the inputs are observable and the significance of the inputs to the fair value measurement in its entirety. Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. Level 2 inputs are inputs, other than quoted prices included within Level 1, that are observable for the asset or liability, either directly or indirectly. Level 3 inputs are unobservable inputs for the asset or liability. Financial instruments measured at fair value and categorized within the fair value hierarchy are disclosed in note 19.

Income taxes
Income taxes:
Income tax expense represents current tax and deferred tax. The Company records current tax based on the taxable profits for the period calculated using tax rates that have been enacted or substantively enacted by the reporting date. Income taxes relating to uncertain tax positions are provided for based on the Company’s best estimate. Deferred income taxes are accounted for using the liability method. The liability method requires that income taxes reflect the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities and their tax bases. Deferred income tax assets and liabilities are determined for each temporary difference based on currently enacted or substantially enacted tax rates that are expected to be in effect when the underlying items are expected to be realized. The effect of a change in tax rates or tax legislation is recognized in the period of substantive enactment. Deferred tax assets, such as non-capital loss carryforwards, are recognized to the extent it is probable that taxable profit will be available against which the asset can be utilized.
The Company accrues for taxes that will be incurred upon distributions from its subsidiaries when it is probable that the earnings will be repatriated.

Provisions
Provisions:
Provisions are recognized where a legal or constructive obligation has been incurred as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the amount of the obligation can be made. Provisions are measured at the present value of the expenditures expected to be required to settle the obligation.

Segmented information	Segmented information: The Company’s operations consist of the production and sale of methanol, which constitutes a single operating segment.
Application of new and revised accounting standards and Anticipated changes to International Financial Reporting Standards
Application of new and revised accounting standards:

IFRS 16, Leases
The Company adopted IFRS 16, Leases ("IFRS" or "the standard") which eliminates the operating/finance lease dual accounting model for lessees and replaces it with a single, on-balance sheet accounting model, similar to the previous finance lease accounting. The standard replaces IAS 17, Leases ("IAS 17") and related interpretations and is effective for annual periods beginning on or after January 1, 2019.
The Company transitioned to IFRS 16 in accordance with the modified retrospective approach, under which the cumulative effect of initial application is recognized in retained earnings at January 1, 2019. The modified retrospective approach does not require restatement of comparative periods. As part of the initial application of IFRS 16, the Company elected to use hindsight in determining the lease term where the contract contains options to extend or terminate the lease.
On transition to IFRS 16, the Company recognized $411 million of lease assets and $453 million of lease liabilities, with the difference of $42 million ($38 million net of tax), recorded as an adjustment in equity. When measuring lease liabilities, the Company discounted lease payments using the incremental borrowing rate at January 1, 2019. The weighted-average rate applied is 4.4%. The following reconciliation to the opening balance for lease liabilities as at January 1, 2019 is based upon the operating lease commitments as at December 31, 2018:

Jan 1, 2019
Operating lease commitments at December 31, 2018	$427,289
Discounted using the incremental borrowing rate at January 1, 2019	4.4%
Finance lease liabilities recognized as at December 31, 2018	$358,440
Recognition exception for:
Short-term leases	(777)
Leases of low-value assets	(8)
Extension and termination options reasonably certain to be exercised	75,753
Scope changes due to IFRS 16	18,880
Other	594
Lease liabilities at January 1, 2019	$452,882

IFRIC 23, Uncertainty Over Income Tax Treatments
The Company adopted IFRIC 23, Uncertainty Over Income Tax Treatments, as issued by the IASB in 2017, which clarifies the accounting for uncertainties over income taxes, and which is effective for annual periods beginning on or after January 1, 2019. Application of the interpretation had no impact on the Company's results of operations or financial position.
u) Anticipated changes to International Financial Reporting Standards:
The Company does not expect that any new or amended standards or interpretations that are effective as of January 1, 2020 will have a significant impact on the Company’s results of operations or financial position.